Share-based Compensation - Other share-based compensation (Details) - USD ($) $ in Thousands	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 20, 2023
Share-based Compensation
Number of Class A ordinary shares on conversion			267,939
Share-based compensation expense	$ 2,366	$ 300
Series A-1 convertible preferred shares
Share-based Compensation
Number of Class A ordinary shares on conversion	267,939
Share-based compensation expense	$ 2,200